Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock,outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	107,609,530	101,150,000
Common stock,outstanding	107,609,530	101,150,000
Series A Preferred stock [Member]
Preferred stock, par value	$ 0.001
Preferred stock, authorized	250,000
Preferred stock, issued
Preferred stock,outstanding